Note 7 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Long-term debt, gross		$ 56,891,000	$ 63,885,000
Less: Current portion		(6,924,000)	(7,071,444)
Long-term portion		49,967,000	56,813,556
Deferred charges, current portion		117,706	140,789
Deferred charges, long-term portion		278,160	385,456
Long-term bank loans, current portion net of deferred charges		6,806,294	6,930,655
Long-term bank loans, long-term portion net of deferred charges		49,688,840	56,428,100
Eirini Shipping Ltd. / Areti Shipping Ltd. [Member]
Long-term debt, gross	[1]		4,820,000
Kamsarmax One Shipping Ltd. [Member]
Long-term debt, gross	[2]	10,531,000	11,465,000
Ultra One Shipping Ltd. [Member]
Long-term debt, gross	[3]	14,060,000	15,000,000
Kamsarmax Two Shipping Ltd [Member]
Long-term debt, gross	[4]	16,000,000	17,600,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp. [Member]
Long-term debt, gross	[5]	12,200,000	15,000,000
Eirini Shipping Ltd [Member]
Long-term debt, gross	[6]	$ 4,100,000

[1]	This loan is a $15,300,000 loan drawn by Eirini Shipping Ltd. and Eleni Shipping Ltd. jointly, ("Eirini Loan"), on June 25, 2014. The parties agreed in principle on September 30, 2016 to replace one of the underlying collaterals of the Eirini Loan (M/V “Eleni P”) with a similar vessel, which in December 2016, was approved to be M/V ‘Tasos” (owned by Areti Shipping Ltd.). The loan was payable in 20 equal consecutive quarterly installments of $350,000 each, with an $8.3 million balloon payment to be paid together with the final installment in June 2019. The loan bears interest at LIBOR plus a margin of 3.75%. The loan was secured with the following: (i) first priority mortgage over M/V “Eirini P.” and M/V “Tasos.”, (ii) first assignment of earnings and insurance of M/V “Eirini P.” and M/V “Tasos” (iii) a corporate guarantee of EuroDry Ltd. On September 30, 2016, the Company signed a Supplemental Agreement with HSBC Bank Plc. The outstanding balance of the “Eirini Loan” of $12,850,000 prior to the closing of the Supplemental Agreement was reduced to $11,600,000 via prepayment using the cash collateral of $1,250,000 (which was effected after the signing of the Supplemental Agreement). In addition, seven principal installments of $350,000 each, from June 2016 to December 2017 were deferred. Repayment of the loan resumed in March 2018 and the outstanding balance of $11,600,000 was payable in two quarterly installments of $350,000 each, four of $725,000 each plus a balloon payment of $8,000,000 due in May 2019. A cash sweep mechanism was put in place until the entire deferred amount is repaid. A cash collateral amount of $600,000 (corresponding to the minimum cash balance requirement) was pledged in the cash collateral account of M/V “Eirini P” / M/V “Tasos”. HSBC Bank Plc. agreed to the sale of M/V “Eleni P” and the substitution of such vessel with M/V “Tasos” as collateral for the loan. A prepayment of $0.45 million was also made within 2018, which was deducted from the balloon repayment of the said loan based on the agreement between Euroseas and HSBC Bank Plc. The loan was partly repaid in December 2018 through the refinancing by the National Bank of Greece as explained in note (e) below. The only vessel remaining in the facility was Eirini P whilst there were two quarterly principal payments of $405,000 each, due in 2019, and a balloon amount of $4,010,000 million due on May 26, 2019 to be paid together with the last installment. In May 2019, the Company entered into a loan agreement with HSBC Bank Plc. to refinance the specific loan, as explained in note (f) below.
[2]	On February 17, 2016, the Company signed a term loan facility with Nord LB and, on February 25, 2016, a loan of $13,800,000 was drawn by Kamsarmax One Shipping Ltd. to partly finance the pre-delivery installment of M/V “Xenia”. The loan is to be repaid in fourteen consecutive equal semi-annual installments of $467,000 plus a balloon amount of $7,262,000 to be paid together with the last installment in February 2023. The loan bears interest at LIBOR plus a margin of 2.95%. The loan is secured with (i) first priority mortgage over M/V “Xenia”, (ii) first assignment of earnings and insurance of M/V “Xenia”, (iii) a corporate guarantee of EuroDry Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Security Cover ratio for this facility stands at 130%.
[3]	On October 1, 2018, the Company signed a term loan facility with Eurobank Ergasias S.A. (EFG) of up to $15 million or 60% of the market value of M/V “Alexandros P.”, for the purpose of refinancing the outstanding amount of $9.9 million of the loan facility of HSH Nordbank AG (drawn on January 25, 2017 to partly finance the pre-delivery installment of M/V “Alexandros P.”) and providing working capital. The facility was drawn on October 5, 2018. The loan is payable in twenty eight consecutive equal quarterly installments of $235,000 each, followed by a balloon payment of $8,420,000 to be paid together with the last installment in October 2025. The loan bears interest at LIBOR plus a margin of 3.25%. The loan is secured with (i) first priority mortgage over M/V “Alexandros P.”, (ii) first assignment of earnings and insurance of M/V “Alexandros P.”, (iii) a corporate guarantee of EuroDry Ltd and other covenants and guarantees similar to the remaining loans of the Company. The Security Cover ratio for this facility stands at 120%. The Company paid loan arrangement fees of $135,000 for this loan.
[4]	On April 27, 2018, the Company signed a term loan facility with HSBC Bank Plc. and a loan of $18.4 million was drawn by Kamsarmax Two Shipping Ltd. on April 30, 2018 to finance 70% of the construction cost but no more than 70% of the market value of M/V “Ekaterini”, subject to the existence of a time charter at the time of drawdown for a minimum period of 24 months approved by the lender. The loan is payable in twenty consecutive quarterly installments commencing from July 2018, eight in the amount of $400,000 and twelve in the amount of $325,000, with a $11,300,000 balloon payment to be paid together with the last installment in April 2023. The interest rate margin is 2.80% over LIBOR. The loan is secured with (i) first priority mortgage over M/V “Ekaterini”, (ii) first assignment of earnings and insurance of M/V “Ekaterini” and (iii) other covenants and guarantees similar to the remaining loans of the Company. The Security Cover ratio for this facility stands at 130%. The Company paid loan arrangement fees of $147,200 for this loan.
[5]	On November 27, 2018, the Company signed a term loan facility with the National Bank of Greece S.A. (NBG) and a loan of $15,000,000 was drawn by Light Shipping Ltd., Areti Shipping Ltd. and Pantelis Shipping Corp. for the purpose of refinancing the existing loans with HSBC Bank Plc. regarding M/V “Pantelis” and M/V “Tasos” and financing part of the acquisition cost of M/V “Starlight”. The loan is payable in twelve consecutive equal quarterly installments of $700,000, commencing from February 2019, plus a balloon amount of $6,600,000 to be paid together with the last installment in November 2021. The margin of the loan is 3.25% above LIBOR. The loan is secured with (i) first priority mortgages over M/V “Starlight’, M/V “Pantelis” and M/V “Tasos’ (ii) first assignment of earnings and insurance of M/V “Starlight’, M/V “Pantelis”and M/V “Tasos”, (iii) a corporate guarantee of EuroDry Ltd and other covenants and guarantees similar to the remaining loans of the Company. The Security Cover ratio for this facility stands at 125%. The Company paid loan arrangement fees of $150,000 for this loan.
[6]	On May 22, 2019, the Company signed a term loan facility with HSBC Bank PLC for a loan up to the lesser of 49.9% of the market value of M/V “Eirini P” and $4.5 million to refinance the existing indebtedness of Eirini Shipping Ltd., as explained in note (a) above. On May 24, 2019, a loan of $4.5 million was drawn by Eirini Shipping Ltd. The loan is payable in twelve consecutive quarterly equal installments of $200,000 each, commencing from August 2019, with a $2,100,000 balloon payment to be paid together with the last installment in May 2022. The interest rate margin is 2.70% over LIBOR. The loan is secured with (i) first priority mortgage over M/V “Eirini P’, (ii) first assignment of earnings and insurance of M/V “Eirini P” and (iii) other covenants and guarantees similar to the remaining loans of the Company. The Security Cover ratio for this facility stands at 130%. The Company paid loan arrangement fees of $22,500 for this loan.